Nov. 21, 2025
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
Investment Objective
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® (the "Fund") seeks to provide exposure to the price of bitcoin.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.10%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.69%
Total Annual Operating Expenses[2]	0.79%

1  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin 90 Series Structured Alt Protection ETFs® (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.

2  The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
One Year	Three Years	Five Years	Ten Years
$81	$252	$439	$978

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
One Year	Three Years	Five Years	Ten Years
$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. The Fund commenced operations on October 14, 2025. Because the Fund has not yet completed a fiscal period as of the date of this prospectus, no portfolio turnover rate is available. Information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, is available on the Fund's website at: www.calamos.com.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by providing investors with exposure to the price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin") while attempting to limit downside risk through a laddered portfolio of four Calamos Bitcoin 90 Series Structured Alt Protection ETFs (each an "Underlying ETF" and collectively the "Underlying ETFs"). The BRRNY is a once a day benchmark index price for bitcoin that aggregates trade data from multiple bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CME CF Constituent Exchange Criteria.[1] The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or "laddered" nature of the investments in the Underlying ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the downside protection of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of Spot bitcoin, while attempting to limit downside losses. Depending on when the Fund acquires shares of an Underlying ETF, even with a laddered approach, the cap and/or downside protection of an Underlying ETF may be exhausted unless the Fund acquires shares at the beginning of a Target Outcome Period (as defined below). The Fund does not typically buy shares at the beginning of the Target Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The protection is only provided by the Underlying ETFs and the Fund itself does not provide any stated downside protection against losses. The Fund will likely not receive the full benefit of the Underlying ETF downside protections and could have limited upside potential. The Fund's returns are limited by the caps of the Underlying ETFs.

In order to understand the Fund's strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See "Additional Information About Investment Strategies and Related Risks" for a discussion of the principal investment strategies of the Underlying ETFs.

Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of Spot bitcoin, up to a predetermined upside cap, while attempting to provide downside protection (before fees and expenses) against 90% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined one-year outcome period. Each Underlying ETF seeks to provide protection against a loss exceeding 10% (by providing a floor against the negative price return of Spot bitcoin exceeding 10%) (the "Floor") prior to taking into account any fees or expenses charged to the Underlying ETFs. A Floor provides no initial downside protection, but instead provides protection against a price decline that exceeds a certain percentage over the entirety of an Outcome Period. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by Calamos Advisors LLC ("Calamos" or the "Adviser").

The Underlying ETFs invest substantially all of their assets in over-the-counter Options ("OTC Options") and/or FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options") — each of which reference the price performance of either (A) one or more of the iShares Bitcoin Trust ETF ("IBIT"), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each, an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index"). One example of a Bitcoin Index is the Cboe Bitcoin U.S. ETF Index (ticker: CBTX), which is designed to reflect the price return performance of U.S. exchange-listed spot Bitcoin ETPs. The ETPs whose price return performance a Bitcoin Index seeks to reflect can include the BITB, FBTC, and ARKB, among others. Each Underlying ETF uses OTC Options and/or FLEX Options to employ a "target outcome strategy." Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, Spot bitcoin). The pre-determined outcomes sought by the Underlying ETFs, which include downside protection against (before fees and expenses) Spot bitcoin losses exceeding 10% (by providing a Floor against the negative price return of Spot bitcoin exceeding 10% prior to taking into account any fees or expenses charged to the Underlying ETFs) and a cap on upside potential, are based on the

1  The Constituent Exchange Criteria requires each Constituent Exchange to implement policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Exchange must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-your-client regulations and anti-money laundering regulations.

price return of Spot bitcoin over an approximate one-year period beginning, generally, on the first business day in the month for which each Underlying ETF is named and ending on the last business day of the preceding month in the following year (the "Target Outcome Period"). Each Underlying ETF establishes a new cap and Floor annually at the beginning of each Target Outcome Period. See "Capital Protection and Cap" below under "Additional Information About Investment Strategies and Related Risks."

If, for example, the Floor is 10% and the price of Spot bitcoin declines by 8% over a Target Outcome Period, an investor in the Underlying Fund would not receive any protection from the Floor because the decline was not greater than 10%.

If, by contrast, the decline of the price of Spot bitcoin over the Outcome Period was 23%, the Floor feature is designed to limit that investor's loss to only 10% of Spot bitcoin's price decline (before total fund operating fees and expenses) over the Target Outcome Period. The Floor percentage (in this case, 10%) should therefore not be understood to apply to any given level of loss. Thus, a 23% decline in the price of Spot bitcoin over a Target Outcome Period would not entitle the investor to protection against 90% of that loss (and therefore would not entitle the investor to protection against all but 2.3% of that loss).

Based on market conditions and other factors at the commencement of each Underlying ETF's Outcome Period, the Adviser seeks to provide investment exposure to the price performance of Spot bitcoin through various means of portfolio construction and management, including the two methods/approaches as may be implemented by the Adviser in its discretion as described below.

In the first method/approach, each Underlying ETF's portfolio will be comprised of options, cash and cash equivalents, and/or U.S. Treasuries. Under this approach, and under normal market conditions, the Underlying ETFs will invest substantially all of their assets in U.S. Treasury securities with remaining maturities of one (1) year or less (the "Treasury Portfolio"), cash, cash equivalents, box spreads, and OTC Options, FLEX Options and/or listed exchange traded options ("Listed Options"). The OTC, FLEX, and/or Listed Options each reference the price performance of either: (A) one or more of the Underlying ETPs or (B) one or more Bitcoin Indexes.

Options used by an Underlying ETF in utilizing box spreads will reference the underlying asset of the box spread trade, which is expected to be the SPX or SPY. Options utilized in seeking to track the positive price return of Spot bitcoin will each reference the price performance of either: (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") and/ or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") Indexes. One example of a Bitcoin Index is the Cboe Bitcoin U.S. ETF Index (ticker: CBTX), which is designed to reflect the price return performance of U.S. exchange-listed spot Bitcoin ETPs. The ETPs whose price return performance a Bitcoin Index seeks to reflect can include the BITB, FBTC, and ARKB, among others.

In the second method/approach, the Underlying ETF's portfolio will be comprised of options and cash and cash equivalents. Under this approach, and under normal market conditions, the Underlying ETF will invest substantially all of its assets in cash and cash equivalents and FLEX Options and/or Listed Options. The FLEX Options and/or Listed Options will each reference the price performance of one or more of the Underlying ETPs and/or a Bitcoin Index.

With respect to each method/approach described above, each of the Underlying ETPs has as a primary investment objective to seek investment results that generally correspond to the price performance of bitcoin (as measured to a stated index or defined bitcoin reference rate) and therefore the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin. Each Bitcoin Index will be designed to track the price performance of bitcoin and therefore each Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin.

Each Underlying ETF intends to utilize either FLEX Options and/or Listed Options in place of all OTC Options. The Underlying ETF will not invest directly in bitcoin. Instead, the Underlying ETF seeks to track the positive price return of Spot bitcoin by investing in options that reference the price performance of one or more of the Underlying ETPs which, in turn, own bitcoin and/or options that reference one or more Bitcoin Indexes. The portfolio of options utilized by the Adviser may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Adviser based on then-current market factors.

As of the date hereof, the Underlying Funds invest in options that reference the Cboe Bitcoin U.S. ETF Index ("CBTX"), which is a modified market capitalization-weighted index designed to track the performance of a basket of Bitcoin ETPs listed on U.S. exchanges. Leveraged and inverse exposure Bitcoin ETFs are not eligible for inclusion in CBTX. To be included in CBTX, each constituent must: (i) have a monthly consolidated trading volume of at least 500,000 shares for each month within the immediately preceding six-month period; (ii) have an average consolidated trading volume of at least 1,000,000 shares over the immediately preceding six-month period; (iii) have at least six months of trading history as of the Rebalance Selection Date (defined below); and (iv) have a market capitalization of at least $75 million as of the Rebalance Selection Date. CBTX is rebalanced and reconstituted quarterly in March, June, September and December. The Rebalance Selection Date is as of the last business day of the previous calendar month (i.e., February, May, August and November, respectively).

Each Underlying ETF's strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon Spot bitcoin's returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF's options are generally allowed to expire or be sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of options expiring in approximately one year. This means that approximately every quarter (in January, April, July and October), one of the Underlying ETFs will undergo a "reset" of its cap and a refresh of its downside protection.

At any given time the Fund will generally hold shares in four Underlying ETFs, one Underlying ETF with options expiring within one quarter, a second Underlying ETF with options expiring within two quarters, a third Underlying ETF with options expiring within three quarters and a fourth Underlying ETF with options expiring within one year. The rolling or "laddered" nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of Spot bitcoin at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the downside protection for the remainder of the Target Outcome Period.

When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and downside protection (at the Floor) over a defined time period (depending on when the shares were purchased). Alternatively, the Fund's laddered approach provides diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of Spot bitcoin and to provide a level of downside protection as one of the Underlying ETFs will reset its cap and Floor and refresh its downside protection every quarter based on the price of Spot bitcoin at the time of the reset. In other words, the continual and periodic "refreshing" of the Underlying ETF caps, Floors and downside protection at current Spot bitcoin prices is intended to allow the Fund to continue to benefit from increases in the value of Spot bitcoin, while attempting to limit downside losses. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of Spot bitcoin. It also reduces the risk of failing to benefit from an individual Underlying ETF downside protection in cases where Spot bitcoin has depreciated over the Floor. Approximately every quarter (in January, April, July and October), one of the Underlying ETFs will undergo a reset of its cap and Floor and a refresh of its downside protection, meaning that investors will have the ability to benefit from any appreciation in Spot bitcoin for future periods up to the respective caps of the Underlying ETFs and will have the benefit of the downside protection for future periods. A laddered portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors.

The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund intends to generally rebalance its portfolio to equal weight (i.e., 25% per Underlying ETF) semi-annually. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between semi-annual rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund's returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below.

The current list of Underlying ETFs in the Fund's portfolio can be found at https://www.calamos.com/capabilities/structured-protection-etfs/. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF's website provides important information (including Target Outcome Period start and end dates, the cap (both gross and net of fees) and Floor and downside protection both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period).

Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund's laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its downside protection annually based on prevailing market conditions.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying reference index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies, and investments that provide exposure to bitcoin.

Fund Performance

Fund performance information is not available as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.